As filed with the Securities and Exchange Commission on April 18, 2014

1933 Act Registration No. 333-35883

1940 Act Registration No. 811-08361

United States

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 50	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 51	☒

(Check appropriate box or boxes)

GOLDMAN SACHS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

71 South Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code 312-655-4400

Copies to:

Caroline Kraus, Esq.	Stephen H. Bier, Esq.
Goldman, Sachs & Co.	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On April 25, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Advisor, Institutional and Service Shares of the Goldman Sachs Multi-Strategy Alternatives Portfolio

Explanatory Note

Post-Effective Amendment No. 49 (“Amendment No. 49”) to the Registration Statement of Goldman Sachs Variable Insurance Trust was filed pursuant to Rule 485(b) under the Securities Act of 1933 on April 8, 2014 to register Advisor, Institutional and Service shares of the Goldman Sachs Multi-Strategy Alternatives Portfolio and designate April 21, 2014 as the date upon which Amendment No. 49 would become effective. This Post-Effective Amendment No. 50 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating April 25, 2014 as the new date upon which Amendment No. 49 shall become effective. This Post-Effective Amendment No. 50 incorporates by reference the information contained in Parts A and B of Amendment No. 49. Part C is filed herewith.

C-2

PART C — OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust dated September 16, 1997. 1/

	(2)	Amendment No. 1 dated October 21, 1997 to Agreement and Declaration of Trust. 2/

	(3)	Amendment No. 2 dated January 22, 1999 to Agreement and Declaration of Trust. 3/

	(4)	Amendment No. 3 dated April 28, 1999 to Agreement and Declaration of Trust. 4/

	(5)	Amendment No. 4 dated February 3, 2000 to Agreement and Declaration of Trust. 5/

	(6)	Amendment No. 5 dated August 1, 2000 to Agreement and Declaration of Trust. 6/

	(7)	Amendment No. 6 dated April 25, 2001 to Agreement and Declaration of Trust. 7/

	(8)	Amendment No. 7 dated August 1, 2002 to the Agreement and Declaration of Trust. 8/

	(9)	Amendment No. 8 dated August 4, 2005 to the Agreement and Declaration of Trust. 9/

	(10)	Amendment No. 9 dated August 4, 2005 to the Agreement and Declaration of Trust. 9/

	(11)	Amendment No. 10 dated February 9, 2006 to the Agreement and Declaration of Trust. 10/

	(12)	Amendment No. 11 dated March 16, 2006 to the Agreement and Declaration of Trust. 10/

	(13)	Amendment No. 12 dated June 19, 2008 to the Agreement and Declaration of Trust. 11/

	(14)	Amendment No. 13 dated December 17, 2009 to the Agreement and Declaration of Trust. 12/

	(15)	Amendment No. 14 dated February 10, 2011 to the Agreement and Declaration of Trust. 13/

	(16)	Amendment No. 15 dated July 25, 2011 to the Agreement and Declaration of Trust. 14/

	(17)	Amendment No. 16 dated December 15, 2011 to the Agreement and Declaration of Trust. 15/

	(18)	Amendment No. 17 dated December 13, 2012 to the Agreement and Declaration of Trust. 16/

	(19)	Amendment No. 18 dated February 12, 2013 to the Agreement and Declaration of Trust. 16/

	(20)	Amendment No. 19 dated September 19, 2013 to the Agreement and Declaration of Trust. 17/

	(21)	Amendment No. 20 dated December 19, 2013 to the Agreement and Declaration of Trust, 18/

	(22)	Amendment No. 21 dated February 11, 2014 to the Agreement and Declaration of Trust. 19/

(b)	Amended and Restated By-Laws dated August 15, 2013. 17/

(c)		Article II, Section 10, Article IV, Section 4, Article V, Article VI, Article VII, Article IX, Section 8, Section 9, and Section 12 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (a)(1) and Article III of the Registrant’s Amended and Restated By-Laws, incorporated herein by reference as Exhibit (b)

(d)	(1)	Management Agreement among Registrant, Goldman Sachs Asset Management and Goldman Sachs Asset Management International. 2/

	(2)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. 20/

(3)

Fee Reduction Commitment dated April 28, 2006 by Goldman Sachs Asset Management, L.P., Goldman Sachs

Asset Management International and Registrant relating to the Growth and Income, Structured U.S. Equity, Capital

Growth, Structured Small Cap Equity, Mid Cap Value and International Equity Funds. 21/

	(4)	Annex A dated February 11, 2014 to Management Agreement among Registrant, Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International on behalf of the Large Cap Value, Mid Cap Value, Structured Small Cap Equity, Structured U.S. Equity, Strategic Growth, High Quality Floating Rate, Core Fixed Income, Growth Opportunities, Money Market, Global Markets Navigator, Strategic International Equity and Strategic Income Funds and Multi-Strategy Alternatives Portfolio. 19/

	(5)	Management Agreement dated August 5, 2005 between Registrant and Goldman Sachs Asset Management, L.P. on behalf of the Equity Index Fund. 22/

	(6)	Sub-Advisory Agreement dated January 6, 2006 between Goldman Sachs Asset Management, L.P. and SSgA Funds Management, Inc., on behalf of the Equity Index Fund. 9/

(e)	(1)	Amended and Restated Distribution Agreement between Registrant and Goldman, Sachs & Co. dated February 3, 2000. 5/

	(2)	Amended Exhibit A dated February 11, 2014 to the Amended and Restated Distribution Agreement dated February 3, 2000 between Registrant and Goldman, Sachs & Co. 19/

(f)		Not Applicable.

(g)	(1)	Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. 22/

	(2)	Custody Agreement dated April 5, 2011 among Registrant (on behalf of the Money Market Fund) and Goldman Sachs Trust and The Bank of New York Mellon. 13/

	(3)	Letter Amendment dated March 12, 2012 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Global Markets Navigator Fund). 23/

	(4)	Letter Amendment dated March 28, 2014 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Strategic Income Fund) . 19/

	(5)	Letter Amendment dated March 28, 2014 to the Custodian Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Multi-Strategy Alternatives Portfolio). 24/

(h)	(1)	Amended and Restated Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman, Sachs & Co. 21/

	(2)	Amended and Restated Transfer Agency Agreement Fee Schedule dated April 14, 2011 to the Amended and Restated Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman, Sachs & Co. 13/

	(3)	Form of Participation Agreement. 2/

	(4)	Mutual Funds Service Agreement dated June 30, 2006 between Registrant and J.P. Morgan Investor Services Co. 22/

	(5)	Fund Administration and Accounting Agreement dated April 5, 2011 between the Registrant (on behalf of the Money Market Fund) and Goldman Sachs Trust and The Bank of New York Mellon. 13/

(i)		Opinion and Consent of Dechert LLP. 24/

(j)		Not Applicable.

(k)		Not Applicable.

(l)		Purchase Agreement between Registrant and The Goldman Sachs Group, L.P. dated December 12, 1997. 2/

(m)	(1)	Service Class Distribution and Service Plan dated August 4, 2005. 9/

	(2)	Advisor Shares Distribution and Service Plan dated February 11, 2014. 19/

(n)		Plan in Accordance with Rule 18f-3, amended and restated as of February 11, 2014. 19/

(o)		Not Applicable.

(p)	(1)	Code of Ethics — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust, dated April 23, 1997, as amended March 12, 2009. 13/

	(2)	Code of Ethics – Goldman, Sachs & Co., Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International, dated January 23, 1991, as amended February 6, 2012. 25/

	(3)	Code of Ethics – SSgA Funds Management, Inc. (sub-adviser to Goldman Sachs Equity Index Fund) dated April 1, 2012. 26/

(q)	(1)	Powers of Attorney for James A. McNamara, George F. Travers, Ashok N. Bakhru, Donald C. Burke, John P. Coblentz, Jr., Diana M. Daniels, Joseph P. LoRusso, Jessica Palmer, Alan A. Shuch and Richard P. Strubel. 16/

	(2)	Powers of Attorney for Herbert J. Markley and Roy W. Templin. 27/

	(3)	Power of Attorney for Scott M. McHugh. 18/.

1/	Incorporated by reference from the Registrant’s Initial Registration Statement, SEC File No. 333-35883, filed September 18, 1997.
2/	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed December 23, 1997.
3/	Incorporated by reference from Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed February 26, 1999.
4/	Incorporated by reference from Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed January 31, 2000.
5/	Incorporated by reference from Post-Effective Amendment No. 4 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 13, 2000.
6/	Incorporated by reference from Post-Effective Amendment No. 5 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 13, 2001.
7/	Incorporated by reference from Post-Effective Amendment No. 6 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 29, 2002.
8/	Incorporated by reference from Post-Effective Amendment No. 7 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 15, 2003.
9/	Incorporated by reference from Post-Effective Amendment No. 15 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 28, 2006.
10/	Incorporated by reference from Post-Effective Amendment No. 16 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed May 22, 2006.

11/	Incorporated by reference from Post-Effective Amendment No. 20 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 29, 2009.
12/	Incorporated by reference from Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed February 3, 2010.
13/	Incorporated by reference from Post-Effective Amendment No. 23 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 29, 2011.
14/	Incorporated by reference from Post-Effective Amendment No. 25 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed December 2, 2011.
15/	Incorporated by reference from Post-Effective Amendment No. 26 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed February 14, 2012.
16/	Incorporated by reference from Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed February 13, 2013.
17/	Incorporated by reference from Post-Effective Amendment No. 35 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed September 24, 2013.
18/	Incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed January 3, 2014.
19/	Incorporated by reference from Post-Effective Amendment No. 48 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 7, 2014.
20/	Incorporated by reference from Post-Effective Amendment No. 8 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 15, 2004.
21/	Incorporated by reference from Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, SEC. File No. 333-35883, filed April 28, 2008.
22/	Incorporated by reference from Post-Effective Amendment No. 18 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 30, 2007.
23/	Incorporated by reference from Post-Effective Amendment No. 28 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 9, 2012.
24/	Incorporated by reference from Post-Effective Amendment No. 49 to the Registrant’s Registration Statement, SEC. File No. 333-35883, filed April 8, 2014.
25/	Incorporated by reference from Post-Effective Amendment No. 33 to the Registrant’s Registration Statement, SEC File No. 333-35883, filed April 30, 2013.
26/	Incorporated by reference from Post-Effective Amendment No. 29 to the Registrant’s Registration Statement, SEC. File No. 333-35883, filed April 27, 2012.
27/	Incorporated by reference from Post-Effective Amendment No. 37 to the Registrant’s Registration Statement, SEC. File No. 333-35883, filed October 16, 2013.

Item 29. Persons Controlled By or Under Common Control with Registrant

Not applicable.

Item 30. Indemnification

Article IV of the Agreement and Declaration of Trust of Goldman Sachs Variable Insurance Trust, a Delaware business trust (incorporated herein by reference as Exhibit (a)(1) hereto), provides for indemnification of the Trustees and officers of the Trust, subject to certain limitations.

The Management Agreements provide that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations and duties under the Management Agreements. The Management Agreements are incorporated herein by reference as Exhibits (d)(1) and (d)(5).

Section 8 of the Sub-Advisory Agreement between Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) and SSgA Funds Management, Inc. (the “Sub-Adviser”) with respect to the Goldman Sachs Equity Index Fund (the “Fund”) provides that the Sub-Adviser will not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) suffered by the Investment Adviser or the Trust as a result of any error of judgment or mistake of law by the Sub-Adviser with respect to the Fund, except that the Sub-Adviser will remain liable for, and will indemnify the Trust, the Investment Adviser and their affiliated persons against, any losses suffered (a) as a result of the willful misconduct, bad faith, or gross negligence by the Sub-Adviser; (b) as a result of any untrue statement or alleged untrue statement of a material fact contained in the registration statement, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Fund, or any material fact omitted therefrom, if such a statement or omission was made in reliance upon and in conformity with written information furnished by the Sub-Adviser; or (c) as a result of the failure of the Sub-Adviser to execute portfolio transactions according to the requirements of applicable law. The Sub-Advisory Agreement is incorporated by reference as Exhibit (d)(6).

Section 9 of the Amended and Restated Distribution Agreement between the Registrant and Goldman, Sachs & Co. (incorporated herein by reference as Exhibit (e)(1)) and Section 7 of the Amended and Restated Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. (incorporated herein by reference as Exhibit (h)(1)) provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities.

Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Trust, Goldman Sachs Credit Strategies Fund, Goldman Sachs Trust II and Goldman Sachs BDC Inc., insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Adviser.

Goldman Sachs Asset Management, L.P. (“GSAM LP”) and Goldman Sachs Asset Management International (“GSAMI”) are wholly-owned subsidiaries of the Goldman Sachs Group, Inc. and serve as investment advisers to the Registrant. GSAM LP and GSAMI are engaged in the investment advisory business. GSAM LP and GSAMI are part of The Goldman Sachs Group, Inc., a public company that is a bank holding company, financial holding company and a world-wide, full-service financial services organization. The Goldman Sachs Group, Inc. is the general partner and principal owner of GSAM. Information about the officers and partners of GSAM, and officers and directors of GSAMI, is included in their Forms ADV filed with the Commission (registration numbers 801-37591 and 801-38157, respectively) and is incorporated herein by reference.

SSgA Funds Management, Inc. (“SSgA”) serves as sub-adviser to Goldman Sachs Equity Index Fund. SSgA is primarily engaged in the investment management business. Information about the officers and directors of SSgA is included in its Form ADV filed with the Commission (registration number 801-60103) and is incorporated herein by reference.

Item 32. Principal Underwriters.

(a) Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as distributor for shares of Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust, Goldman Sachs Credit Strategies Fund and Goldman Sachs Trust II. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Commerce Funds.

(b) Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant’s principal underwriter, who are members of The Goldman Sachs Group, Inc.’s Management Committee. None of the members of the management committee holds a position or office with the Registrant.

GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal
Business Address	Position with Goldman, Sachs & Co.
Lloyd C. Blankfein (1)	Chairman and Chief Executive Officer
Alan M. Cohen (1)	Global Head of Compliance, Managing Director
Gary D. Cohn (1)	Managing Director
Christopher A. Cole (1)	Managing Director
Edith Cooper (1)	Managing Director
Gordon E. Dyal (1)(2)	Managing Director
Isabelle Ealet (3)	Managing Director
J. Michael Evans (1)(4)	Managing Director
Richard A. Friedman (1)	Managing Director
Richard J. Gnodde (2)	Managing Director
Gwen R. Libstag (1)	Managing Director
Masanori Mochida (5)	Managing Director
Timothy J. O’Neill (1)	Managing Director
Gregory K. Palm (1)	General Counsel and Managing Director
John F.W. Rogers (1)	Managing Director
David C. Ryan (6)	Managing Director
Pablo J. Salame (1)	Managing Director
Jeffrey W. Schroeder (1)	Managing Director
Harvey M. Schwartz (1)	Managing Director
Michael S. Sherwood (2)	Managing Director
David M. Solomon (1)	Managing Director
Esta Stecher (1)	Managing Director
Steven H. Strongin (1)	Managing Director
John S. Weinberg (1)	Managing Director
Eric S. Lane (1)	Managing Director
Stephen M. Scherr (1)	Managing Director
Ashok Varadhan (1)	Managing Director
Mark Schwartz (7)	Managing Director
Gene Sykes (8)	Managing Director
R. Martin Chavez (1)	Managing Director
Ken W. Hitchner (1)	Managing Director

(1)	200 West Street, New York, NY 10282
(2)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England
(3)	River Court, 120 Fleet Street, London EC4A 2QQ, England
(4)	Cheung Kong Center, 68th Floor, 2 Queens Road Central, Hong Kong, China
(5)	12-32, Akasaka I-chome, Minato-Ku, Tokyo 107-6006, Japan
(6)	1 Raffles Link, #07-01 South Lobby, Singapore 039393
(7)	7 Finance Street, Xicheng District, Beijing, China 100104
(8)	Fox Plaza, Suite 2600, 2121 Avenue of the Stars, Los Angeles, CA 90067

(c) Not Applicable.

Item 33. Location of Accounts and Records

The Agreement and Declaration of Trust, Amended and Restated By-laws and minute books of the Registrant and certain investment adviser records are in the physical possession of GSAM LP, 200 West Street, New York, New York 10282. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of The Bank of New York Mellon, One Wall Street, New York, New York 10286, and JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 71 South Wacker Drive, Chicago, Illinois 60606.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 50 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 50 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 18th day of April, 2014.

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Registrant

By:	/s/ Caroline Kraus
Caroline Kraus
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

[1]James A. McNamara	President (Chief Executive Officer) and Trustee	April 18, 2014
James A. McNamara

[1]Scott M. McHugh	Treasurer, Senior Vice President and Principal Financial Officer	April 18, 2014
Scott McHugh

[1]Ashok N. Bakhru	Chairman and Trustee	April 18, 2014
Ashok N. Bakhru

[1]Donald C. Burke	Trustee	April 18, 2014
Donald C. Burke

[1]John P. Coblentz, Jr.	Trustee	April 18, 2014
John P. Coblentz, Jr.

[1]Diana M. Daniels	Trustee	April 18, 2014
Diana M. Daniels

[1]Joseph P. LoRusso	Trustee	April 18, 2014
Joseph P. LoRusso

[1]Herbert J. Markley	Trustee	April 18, 2014
Herbert J. Markley

[1]Jessica Palmer	Trustee	April 18, 2014
Jessica Palmer

[1]Alan A. Shuch	Trustee	April 18, 2014
Alan A. Shuch

[1]Richard P. Strubel	Trustee	April 18, 2014
Richard P. Strubel

[1]Roy W. Templin	Trustee	April 18, 2014
Roy W. Templin

By:	/s/ Caroline Kraus Caroline Kraus,
Attorney-In-Fact

1.	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs Variable Insurance Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on October 16-17, 2013.

RESOLVED, that the Trustees and Officers of each Trust who may be required to execute any amendments to each Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline Kraus, Andrew Murphy, Robert Griffith and Matthew Wolfe, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act and the Investment Company Act of 1940 of each Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: April 18, 2014

/s/ Caroline Kraus
Caroline Kraus,
Secretary